Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
J.	RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2020 and September 30, 2019, the Company incurred approximately $11.3 million and $8.4 million, respectively, in expenses with various companies related through common ownership. The Company incurred expenses of approximately $10.0 million in rent, $0.5 million in legal fees, $0.3 million primarily related to direct origination costs and $0.5 million in other general and administrative expenses for the nine months ended September 30, 2020. The Company incurred expenses of approximately $7.6 million in rent, $0.5 million in legal fees, $0.3 million primarily related to direct origination costs and $0.1 million in other general and administrative expenses for the nine months ended September 30, 2019.

M.	RELATED PARTY TRANSACTIONS

For the years ended December 31, 2019 and 2018, the Company incurred approximately $11.2 million and $12.1 million, respectively, in expenses with various companies related through common ownership. The Company incurred expenses of approximately $8.6 million in rent, $0.6 million in legal fees, $0.4 million primarily related to direct origination costs and $1.6 million in other general and administrative expenses for the year ended December 31, 2019. The Company incurred expenses of approximately $11 million in rent, $0.6 million in legal fees and $0.5 million primarily related to direct origination costs for the year ended December 31, 2018.

L.	RELATED PARTY TRANSACTIONS

For the years ended December 31, 2018 and 2017, the Company incurred approximately $12.1 million and $6.1 million, respectively, in expenses with various companies related through common ownership. The Company incurred expenses of approximately $11 million in rent, $.6 million in legal fees and $.5 million primarily related to direct origination costs for the year ended December 31, 2018. The Company incurred expenses of approximately $4.7 million in rent, $.7 million in legal fees and $.7 million primarily related to direct origination costs for the year ended December 31, 2017.